Loan Commitments and Other Related Activities - Summary of Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Commitments to Make Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 27,907	$ 25,189
Variable Rate	275	600
Unused Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	91,301	53,052
Variable Rate	137,237	76,166
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	1,679	688
Variable Rate	$ 10,410	$ 4,961